Stockholders' Equity / Members' Deficit and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Noncontrolling Interest

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%
As of December 31
, 2022
, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%

Change in Carrying Value of Redeemable Noncontrolling Interest
Changes in the carrying value of the redeemable noncontrolling interest for the period from the Closing Date through December 31
, 2023
were as follows:

Balance as of December 27, 2023	$(42,431)
Net income attributable to redeemable noncontrolling interest	1,080
Change in redemption value of redeemable noncontrolling interest	5,826

Balance as of December 31, 2023	$(35,525)